Scrip Loan (Detail) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Apr. 05, 2011 Collateralized Scrip Loan USD ($)	Apr. 05, 2011 Collateralized Scrip Loan ZAR	Mar. 26, 2010 Collateralized Scrip Loan USD ($)	Mar. 26, 2010 Collateralized Scrip Loan ZAR	Dec. 31, 2012 Collateralized Scrip Loan USD ($)	Dec. 31, 2011 Collateralized Scrip Loan USD ($)
Debt Instrument [Line Items]
Opening balance		$ 1,907.7								$ 21.4
Interest										0.3
Loans advanced	1,543.8	1,451.0	1,167.9	1,619.9	18.8	127.0	19.5	144.0	0	18.2
Loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)	(18.8)	(127.0)				(39.6)
Translation										(0.3)
Closing balance		$ 2,361.2	$ 1,907.7